Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 14, 2022 USD ($) Day $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 01, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Business Acquisition [Line Items]
Common stock, authorized (in shares)	950,000,000	950,000,000	950,000,000		950,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exercise price (in dollars per share) | $ / shares				$ 11.5
Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Recapitalization exchange ratio	1.4559
Common stock - Legacy Amprius (in shares)	65,776,550
Options outstanding (in shares)	14,223,410
Shares subject to vesting obligations (in shares)	6,664,919
Issuance of common stock in connection with a stock purchase agreement (in shares)	2,052,500
Sale of stock, price (in dollars per share) | $ / shares	$ 10
Number of common shares per PIPE unit (in shares)	1
Number of warrants per PIPE unit (in shares)	1
Proceeds from reverse recapitalization transaction | $	$ 70.9
Transaction costs paid | $		$ 6.9
Warrants, Redemption, Threshold Trading Days | Day	20
Warrants, Redemption, Threshold Consecutive Trading Days | Day	30
PIPE Investors [Member]
Business Acquisition [Line Items]
Stock Issued During Period Shares Reverse Recapitalization	84,168,916
PIPE Units [Member]
Business Acquisition [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 12.5	$ 12.5
Average price per share of redeemable warrants (in dollars per share) | $ / shares	$ 20